Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	$ 41,563
Private Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	378
Working Capital Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	42
Forward Purchase Derivative Liability [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	15,804
PIPE Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	25,339
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 1 [Member] | Working Capital Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 1 [Member] | Forward Purchase Derivative Liability [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 1 [Member] | PIPE Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member] | Working Capital Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member] | Forward Purchase Derivative Liability [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member] | PIPE Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	41,563
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	378
Fair Value, Inputs, Level 3 [Member] | Working Capital Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	42
Fair Value, Inputs, Level 3 [Member] | Forward Purchase Derivative Liability [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	15,804
Fair Value, Inputs, Level 3 [Member] | PIPE Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	$ 25,339